Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001651717
Registrant Name	NOMAD FOODS LIMITED
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A